Investments in Equity Investees - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 101,570	$ 123,181
Non-current assets	107,226	98,554
Current liabilities	(75,787)	(70,218)
Non-current liabilities	(18,748)	(18,148)
Net assets	114,261	133,369
Non-controlling interests	(3,645)	(6,297)
Net assets, excluding non-controlling interests	110,616	127,072	$ 121,523	$ 111,506
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	129,535	146,350
Non-current assets	103,477	97,656
Current liabilities	(91,665)	(86,946)
Non-current liabilities	(8,616)	(6,926)
Net assets	132,731	150,134
Net assets, excluding non-controlling interests	132,731	150,134	93,263	71,906
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Summarized balance sheet
Current assets	9,640	5,393
Non-current assets	30,000	30,000
Current liabilities	(1,239)	(1,782)
Net assets	38,401	33,611
Net assets, excluding non-controlling interests	$ 38,401	$ 33,611	$ 18,093	$ 25,645